Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables And Accruals

	As of December 31,
	2023	2024
Payables in respect of research and development expenses	$4,471	$1,248
Accrued salaries and bonuses	2,166	785
Accrued other expenses	1,025	5,133
Deposit received for a potential out-licensing drug patent (note)	1,000	—
Other payables	500	—
	$9,162	$7,166